Form NSAR - U
	Separate Account B

	Form N-SAR

	Semi-Annual Report

	FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  __/__/__
or fiscal year ending:            12/31/2003

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box """"[/]"""" after the item number should be completed only if the answer has changed from the previous filing on this form.

1	A. Registrant Name:  American Fidelity Separate Account B
	B. File Number: 811-08187
	C. Telephone Number:  405-523-2000

2	A. Street:  2000 North Classen Boulevard
	B. City:  Oklahoma City
	C. State:  OK      D. Zip Code:  73106   Ext:  6092
	E. Foreign Country:  Foreign Postal Code:

3	Is this the first filing on this form by Registrant? (Y/N) N

4	Is this the last filing on this form by Registrant? (Y/N) N

5	Is Registrant a small business investment company (SBIC)? (Y/N) N

6	Is Registrant a unit investment trust (UIT)? (Y/N) Y


	UNIT INVESTMENT TRUSTS

111	A. [/] Depositor Name:  American Fidelity Assurance Company
	B. [/] File Number (If any): __________________
	C. [/] City: Oklahoma City  State: OK   Zip Code:  73106  Zip Ext: 6092
	   [/] Foreign Country:   Foreign Postal Code:

112	A. [/] Sponsor Name:   None

113	A. [/] Trustee Name:  None
114	A. [/] Principal Underwriter Name: American Fidelity Securities, Inc.
	B. [/] File Number: 8-15123
	C. [/] City:  Oklahoma City  State:  OK  Zip Code: 73106  Zip
	Ext.:  6092

115	A. [/] Independent Public Accountant Name:  KPMG LLP
	B. [/] City: __ Oklahoma City__  State: _OK_  Zip Code: __73102__  Zip
	Ext.: 5671

116	Family of investment companies information:

	A. [/] Is Registrant part of a family of investment companies? (Y/N)  N
	B. [/] Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __

117	A. [/] Is Registrant a separate account of an insurance company? (Y/N)  Y
	If answer is """"Y"""" (Yes), are there any of the following types of contracts funded by the Registrant?:

	B. [/] Variable annuity contracts? (Y/N)  Y

	C. [/] Scheduled premium variable life contracts? (Y/N)  N

	D. [/] Flexible premium variable life contracts? (Y/N)  N

	E. [/] Other types of insurance products registered under the Securities
	Act of 1933? (Y/N)   N

118	[/] State the number of series existing at the end of the period that had
	securities registered under the Securities Act of 1933.  1

119	[/] State the number of new series for which registration statements under
	the Securities Act of 1933 became effective during the period.  0

120	[/] State the total value of the portfolio securities on the date of
	deposit for the new series included in item 119 ($000's omitted).  $0

121	[/] State the number of series for which a current prospectus was in
	existence at the end of the period.  1

122	[/] State the number of existing series for which additional units were
	registered under the Securities Act of 1933 during the current period.  0

123	[/] State the total value of the additional units considered in answering
	item 122 ($000's omitted)   $0

124	[/] State the total value of units of prior series that were placed in the
	portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted). $0

125	[/] State the total dollar amount of sales loads collected (before
	re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted). $613

126	Of the amount shown in item 125, state the total dollar amount of sales
	loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.) ($000's omitted). $0

127	List opposite the appropriate description below the number of series whose
	portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):




					Number of 		Total Assets 	Total Income
					Series Investing	($000'somitted)	Distributions
											($000's
											omitted)


A. U.S. Treasury Direct
   Issue
B. U. S. Government Agency
C. State and municipal
   tax-free
D. Public utility debt
E. Brokers or dealers
   debt or debt of brokers'
   or dealers' parent.
F. All other corporate
   intermed. & long-term debt
G. All other corporate
   short-term debt
H. Equity securities of
   brokers or dealers or
   parents of brokers or dealers
I. Investment company equity
   Securities
J. All other equity securities	1		74954		590
K. Other securities
L. Total assets of all series of
   registrant 				1		74954		590


128	[/] Is the timely payment of principal and interest of any of the
	portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)  N

	(If answer is """"N"""" (No), go to item 131)

131	Total expenses incurred by all series of Registrant during the current
	reporting period ($000's omitted)  $874